Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	108 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Needham Growth Fund | Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Needham Growth Fund Retail Class
Average Annual Return, Percent	9.06%	6.06%			11.26%
Needham Growth Fund | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Needham Growth Fund Institutional Class
Average Annual Return, Percent	9.59%	6.52%	11.85%
Needham Aggressive Growth Fund | Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Needham Aggressive Growth Fund Retail Class
Average Annual Return, Percent	26.51%	14.69%			17.07%
Needham Aggressive Growth Fund | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Needham Aggressive Growth Fund Institutional Class
Average Annual Return, Percent	27.09%	15.33%	17.18%
Needham Small Cap Growth Fund | Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Needham Small Cap Growth Fund Retail Class
Average Annual Return, Percent	10.50%	0.36%			14.14%
Needham Small Cap Growth Fund | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Needham Small Cap Growth Fund Institutional Class
Average Annual Return, Percent	11.16%	0.92%	13.02%
Needham Growth Fund | Retail Class | Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%			14.29%
Needham Growth Fund | Institutional Class | Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.45%
Needham Aggressive Growth Fund | Retail Class | Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%			14.29%
Needham Aggressive Growth Fund | Institutional Class | Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.45%
Needham Small Cap Growth Fund | Retail Class | Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%			14.29%
Needham Small Cap Growth Fund | Institutional Class | Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.45%
Needham Growth Fund | Retail Class | Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell Midcap Growth Index
Average Annual Return, Percent	8.66%	6.65%			12.49%
Needham Growth Fund | Retail Class | S&P MidCap 400® Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P MidCap 400 Growth
Average Annual Return, Percent	7.50%	9.12%			10.72%
Needham Growth Fund | Institutional Class | Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell Midcap Growth Index
Average Annual Return, Percent	8.66%	6.65%	13.08%
Needham Growth Fund | Institutional Class | S&P MidCap 400® Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400 Growth
Average Annual Return, Percent	7.50%	9.12%	9.66%
Needham Aggressive Growth Fund | Retail Class | Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000 Growth Index
Average Annual Return, Percent	13.01%	3.18%			9.57%
Needham Aggressive Growth Fund | Institutional Class | Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000 Growth Index
Average Annual Return, Percent	13.01%	3.18%	9.38%
Needham Small Cap Growth Fund | Retail Class | Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000 Growth Index
Average Annual Return, Percent	13.01%	3.18%			9.57%
Needham Small Cap Growth Fund | Institutional Class | Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000 Growth Index
Average Annual Return, Percent	13.01%	3.18%	9.38%